Related Party Transactions and Corporate Allocations (Tables)	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Schedule of Related Party Transactions
A reconciliation of Net transfers to Parent in the unaudited Combined Condensed Statements of Changes in Parent Equity to the corresponding amount presented on the unaudited Combined Condensed Statements of Cash Flows for all periods presented is as follows:

	Six Months Ended
	October 2, 2015	October 3, 2014
Net transfers to Parent per unaudited Combined Condensed Statements of Changes in Parent Equity	$324,730	$174,422
Stock-based compensation	4,109	8,560
Net transfers of property, plant and equipment from (to) Parent	5,060	(2,821)
Net transfers of internally developed and purchased software from Parent	629	28
Net transfers of capital lease obligations	3,800	—
Total Net transfers to Parent per unaudited Combined Condensed Statements of Cash Flows	$338,328	$180,189

A reconciliation of Net transfers to Parent in the Combined Statements of Changes in Parent Equity to the corresponding amount presented on the Combined Statements of Cash Flows for all periods presented is as follows:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Net transfers to Parent per Combined Statements of Changes in Parent Equity	$330,017	$576,943	$401,703
Stock-based compensation	17,618	17,669	10,194
Net transfers of property, plant and equipment to Parent	(2,319)	(11,603)	(7,267)
Net transfers of internally developed and purchased software from (to) Parent	(2,878)	(91)	2,571
Net transfer of goodwill from Parent	—	35,829	—
Deferred tax	(2,051)	(3,510)	(1,736)
Total Net transfers to Parent per Combined Statements of Cash Flows	$340,387	$615,237	$405,465